Stock Option Grants (Detail) (USD $) In Millions, except Per Share data	12 Months Ended
Dec. 31, 2010
Employee Benefits Disclosure [Line Items]
Shares	1.5
Weighted Average Option Price	$ 7.32
Weighted Average Grant Date Fair Value	$ 2.80
Unrecognized Compensation Expense	$ 3.0
Group 5
Employee Benefits Disclosure [Line Items]
Date	Feb. 04, 2010
Shares	0.1
Weighted Average Option Price	$ 11.39
Weighted Average Grant Date Fair Value	$ 4.81
Unrecognized Compensation Expense	0.1
Group 6
Employee Benefits Disclosure [Line Items]
Date	May 14, 2009
Shares	0.9
Weighted Average Option Price	$ 8.19
Weighted Average Grant Date Fair Value	$ 3.21
Unrecognized Compensation Expense	$ 2.9
Group 7
Employee Benefits Disclosure [Line Items]
Date	Feb. 05, 2009
Shares	0.5
Weighted Average Option Price	$ 5.08
Weighted Average Grant Date Fair Value	$ 1.73